Financial risk management - Fair Value measurement of financial assets and liabilities measured at fair value (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivatives-combined securities
Statement [Line Items]
Financial instruments related to repurchase partners asset management	₩ 143,500	₩ 221,700
Beneficiary certificates [Member]
Statement [Line Items]
Financial instruments related to repurchase partners asset management	143,500	221,700
Financial assets at fair value through profit or loss
Statement [Line Items]
Financial assets invested by valuation of amount related to lime asset management	92,000	133,800
Level 3 | Derivative liabilities | Shinhan Securities Co., Ltd.
Statement [Line Items]
Derivative liabilities valuation amount for over the counter	785,312	468,028
Level 3 | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Shinhan Securities Co., Ltd.
Statement [Line Items]
Derivative financial liabilities valuation amount for over the counter	6,725,252	7,930,909
Level 3 | Financial assets at fair value through profit or loss | Shinhan Securities Co., Ltd.
Statement [Line Items]
Derivative financial assets valuation amount for over the counter	66,866	75,925
Level 3 | Derivative assets | Shinhan Securities Co., Ltd.
Statement [Line Items]
Derivative assets valuation amount for over the counter	₩ 629,223	₩ 526,868